						Filed Pursuant to Rule 497(e)
						of the Securities Act of 1933

                                                                     May 1, 2020


                                 PIONEER FUNDS


SUPPLEMENT TO THE PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


    FUND                                         DATE OF PROSPECTUS
    Pioneer Strategic Income Fund                February 1, 2020
    Pioneer Emerging Markets Equity Fund         February 1, 2020
    Pioneer Equity Income Fund                   March 1, 2020
    Pioneer Flexible Opportunities Fund          March 1, 2020
    Pioneer Floating Rate Fund                   March 1, 2020
    Pioneer Global High Yield Fund               March 1, 2020
    Pioneer Global Multisector Income Fund       March 1, 2020
    Pioneer High Yield Fund                      March 1, 2020
    Pioneer Mid Cap Value Fund                   March 1, 2020
    Pioneer AMT-Free Municipal Fund              April 1, 2020
    Pioneer Select Mid Cap Growth Shares         April 1, 2020
    Pioneer International Equity Fund            April 1, 2020
    Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2019
    Pioneer Dynamic Credit Fund                  August 1, 2019
    Pioneer Fundamental Growth Fund              August 1, 2019
    Pioneer Bond Fund                            November 1, 2019
    Pioneer Balanced ESG Fund                    December 1, 2019
    Pioneer Multi-Asset Income Fund              December 1, 2019
    Pioneer Solutions - Balanced Fund            December 1, 2019
    Pioneer Disciplined Growth Fund              December 31, 2019
    Pioneer Disciplined Value Fund               December 31, 2019
    Pioneer Global Equity Fund                   December 31, 2019
    Pioneer High Income Municipal Fund           December 31, 2019
    Pioneer Corporate High Yield Fund            December 31, 2019
    Pioneer Short Term Income Fund               December 31, 2019



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BUYING, EXCHANGING AND SELLING SHARES
The following replaces the corresponding information under the heading "Retirement plan accounts" in the section entitled "Buying, exchanging and selling shares":


RETIREMENT PLAN ACCOUNTS
You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $1,000. Additional investments for most types of retirement plans must be at least $100.

You may not use the account application accompanying this prospectus to establish an Amundi Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.




















                                                                   32082-00-0520
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC